Loan Receivable and Accrued Interest (Tables)	6 Months Ended
Sep. 30, 2020
Receivables [Abstract]
Schedule of Loan receivable and accrued interest
	September 30, 2020	March 31, 2020

Loan receivable - RH Holdings Management (HK) Limited	$1,500,000	$1,500,000
Accrued interest	108,000	67,500
Total	$1,608,000	$1,567,500